CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY - Condensed statements of cash flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net Cash Used in Operating Activities	$ (2,260,994)	$ (1,520,419)	$ 2,259,466
Cash Flows from Investing Activities:
Net Cash Provided by (Used in) Investing Activities	1,834,683	1,186,191	(6,312,936)
Cash Flows from Financing Activities:
Net Cash Provided by (Used in) Financing Activities	15,305	(1,528,691)	847,350
Net decrease in cash and cash equivalents	(214,683)	(1,835,534)	(3,363,015)
Cash and cash equivalents at beginning of year	1,480,528	3,316,062	6,679,077
Cash and cash equivalents at end of year	1,265,845	1,480,528	3,316,062
Reportable entity | Parent Company
Cash Flows from Operating Activities:
Net Cash Used in Operating Activities	(1,252,086)	(2,257,594)	(755,736)
Cash Flows from Investing Activities:
Collection of loans from subsidiaries			503,854
Net Cash Provided by (Used in) Investing Activities			503,854
Cash Flows from Financing Activities:
Borrowings from subsidiaries	1,437,216	2,895,600
Net Cash Provided by (Used in) Financing Activities	1,437,216	2,895,600
Effect of exchange rate changes on cash and cash equivalents	(87,909)	(660,752)	(30,923)
Net decrease in cash and cash equivalents	97,221	(22,746)	(282,805)
Cash and cash equivalents at beginning of year	73,436	96,182	378,987
Cash and cash equivalents at end of year	$ 170,657	$ 73,436	$ 96,182